         CASH EQUIVALENT FUND ("CEF")                    CASH ACCOUNT TRUST ("CAT")
            Money Market Portfolio                         Money Market Portfolio
       Government Securities Portfolio                Government Securities Portfolio
             Tax-Exempt Portfolio                           Tax-Exempt Portfolio
           SUPPLEMENT TO PROSPECTUS                       SUPPLEMENT TO PROSPECTUS
            DATED NOVEMBER 7, 1997                          DATED AUGUST 1, 1997
          -------------------------                      -------------------------
            TAX-EXEMPT CALIFORNIA                       INVESTORS CASH TRUST ("ICT")
         MONEY MARKET FUND ("TECMF")                  Government Securities Portfolio
           SUPPLEMENT TO PROSPECTUS                          Treasury Portfolio
            DATED FEBRUARY 1, 1997                        SUPPLEMENT TO PROSPECTUS
                                                            DATED AUGUST 1, 1997
          -------------------------                      -------------------------

                     INVESTORS MUNICIPAL CASH FUND ("IMCF")
                     Investors Florida Municipal Cash Fund
                    Investors New Jersey Municipal Cash Fund
                   Investors Pennsylvania Municipal Cash Fund
                     Tax-Exempt New York Money Market Fund
                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 21, 1997

INVESTMENT MANAGER AND UNDERWRITER

Pursuant to the terms of an agreement, Zurich Insurance Company (Zurich"), the parent of the Funds' investment adviser, Zurich Kemper Investments, Inc. ("ZKI"), and Scudder, Stevens & Clark, Inc. ("Scudder") have formed a new global investment organization by combining Scudder's business with that of ZKI, and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper, 280 Park Avenue, 40th floor, New York, New York 10017, now manages in excess of $200 billion.

Because the transaction between Scudder and Zurich resulted in the assignment of each Fund's investment management agreement between ZKI and each respective Fund, each of those agreements was deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between each Fund and Scudder Kemper were approved by each respective Fund's Board of Trustees. A special meeting of shareholders (the "Special Meeting") of each Fund was held in December, 1997, at which time the shareholders also approved the new investment management agreements. The new investment management agreements (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") are all effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement.

Each Fund's Investment Management Agreement is substantially similar to the corresponding investment management agreement terminated by the transaction, except that Scudder Kemper is the new investment adviser to each Fund, the management fee is calculated monthly at 1/12 of the applicable annual rate based upon the average daily net assets for such month and the expense limitation, for each Fund except CEF, has been deleted because there are no longer any state expense limitations in effect.

In addition, under a separate agreement between each Fund and Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, SFAC, rather than each Fund's investment manager, will compute the net asset value for each Fund. SFAC does not charge the Funds for this service; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

CAPITAL STRUCTURE

Subject to shareholder approval, except for Investors Florida Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund, which have obtained shareholder approval, rather than invest in securities directly, each Fund may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of each Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

December 31, 1997
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

         CASH EQUIVALENT FUND ("CEF")                    CASH ACCOUNT TRUST ("CAT")
        Money Market Portfolio ("MMP")                 Money Market Portfolio ("MMP")
   Government Securities Portfolio ("GSP")        Government Securities Portfolio ("GSP")
         Tax-Exempt Portfolio ("TEP")                   Tax-Exempt Portfolio ("TEP")
          SUPPLEMENT TO STATEMENT OF                     SUPPLEMENT TO STATEMENT OF
            ADDITIONAL INFORMATION                         ADDITIONAL INFORMATION
            DATED NOVEMBER 7, 1997                          DATED AUGUST 1, 1997
          -------------------------                      -------------------------
            TAX-EXEMPT CALIFORNIA                       INVESTORS CASH TRUST ("ICT")
         MONEY MARKET FUND ("TECMF")              Government Securities Portfolio ("GSP")
          SUPPLEMENT TO STATEMENT OF                     Treasury Portfolio ("TP")
            ADDITIONAL INFORMATION                       SUPPLEMENT TO STATEMENT OF
            DATED FEBRUARY 1, 1997                         ADDITIONAL INFORMATION
                                                            DATED AUGUST 1, 1997
          -------------------------                      -------------------------

                     INVESTORS MUNICIPAL CASH FUND ("IMCF")
                Investors Florida Municipal Cash Fund ("IFLCF")
               Investors New Jersey Municipal Cash Fund ("INJCF")
              Investors Pennsylvania Municipal Cash Fund ("IPACF")
                Tax-Exempt New York Money Market Fund ("TNYMF")
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                               DATED MAY 21, 1997

INVESTMENT RESTRICTIONS -- MASTER/FEEDER FUND STRUCTURE

Certain Portfolios of IMCF have amended their fundamental policies by a vote of shareholders at a special meeting of the Fund's shareholder's (the "Special Meeting") to permit a master/feeder fund structure. Following is a list of the Portfolios' fundamental policies that were so amended. As a matter of fundamental policy, each Portfolio may not:

IMCF:

IFLCF AND IPACF:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment company having the same investment objective and substantially similar investment policies as the Fund.

INVESTMENT RESTRICTIONS -- DELETIONS

In addition, with respect to CAT, the following non-fundamental investment restrictions are deleted:

(with respect to MMP and GSP) Each Portfolio may not:

     Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(with respect to TEP) The Portfolio may not:

     Invest more than 5% of the Portfolio's total assets in industrial revenue bonds if sponsored by companies which with their predecessors have less than three years continuous operation.

(with respect to MMP and GSP) Each Portfolio may not:

     Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

With respect to IMCF, the following non-fundamental investment restrictions are deleted:

(with respect to IFLCF, INJCF and IPACF) Each Fund may not:

     (i) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund, or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (ii) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers that invest in or sponsor such programs or leases.

(with respect to TNYMF) The Fund may not:

     (i) Invest more than 5% of the Fund's total assets in industrial revenue bonds if sponsored by companies which with their predecessors have less than three years continuous operation.

     (ii) Invest more than 5% of its total assets in securities restricted as to disposition under the Federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

OFFICERS AND TRUSTEES

Mr. Timbers and Mr. Morax are no longer trustees of the Funds for which they served as trustees. The following are new trustees:

DANIEL PIERCE (03/18/34), Trustee*, (63), 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; Director, Fiduciary Trust Company; Director, Fiduciary Company Incorporated.

EDMOND D. VILLANI (03/04/47), Trustee*, (50), 345 Park Avenue, New York, New York; Chief Executive Officer, Scudder Kemper.

PORTFOLIO TRANSACTIONS

To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110 ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

December 31, 1997
CPG-1BB                                 (RECYCLE LOGO) PRINTED ON RECYCLED PAPER